Expense Example - Parametric Dividend Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	592	761	944	1,474	45	170	305	701